Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables
Schedule of trade and other payables
(€ million)	December 31, 2023	December 31, 2022
Trade payables	14,231	19,527
Down payments and advances from joint ventures in exploration & production activities	717	606
Payables for purchase of non-current assets	2,335	2,561
Payables due to partners in exploration & production activities	1,215	1,235
Other payables	2,156	1,780
	20,654	25,709